EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
EARNINGS PER SHARE
Amounts in R million		2020	2019	2018

The calculations of basic and diluted earnings per ordinary share are based on the following:
Profit for the year		635.0	78.5	6.5

Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares	Note	2020	2019	2018

Weighted average number of ordinary shares in issue		769,941,874	664,553,283	422,068,696
Effect of Sibanye-Stillwater Option	21.1	9,464,684	15,387,695	-
Effect of equity-settled share-based payment expense	19.2	4,283,001	-	-

Diluted weighted average number of ordinary shares		783,689,559	679,940,978	422,068,696

SA cents per share		2020	2019	2018

Basic earnings per share		82.5	11.8	1.5
Diluted earnings per share		81.0	11.5	1.5